Note 11 - Convertible Note and Embedded Conversion Feature Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

7. Convertible Note and Embedded Conversion Feature Liability and Gain on Extinguishment of Debt

On July 2, 2012, the Company entered into the July 2012 Private Placement pursuant to which it issued $12,000 in principal amount of Senior Convertible Notes that were due on September 1, 2013 (see note 3). Pursuant to ASC 815-40, due to the anti-dilution provision of the notes, the conversion feature of the notes is not indexed to the Company’s owned stock and should be bifurcated and recognized as a derivative liability in the consolidated balance sheets and measured at fair value. The notes bore interest at 8% per annum and were payable in twelve equal monthly installments of principal and interest beginning on October 1, 2012.

The embedded conversion feature liability and warrants issued in connection with the Senior Convertible Notes were valued utilizing the Monte Carlo simulation and Black Sholes pricing model at $8,865 and $5,053, respectively, totaling $13,918 as of July 2, 2012. $12,000 of this total was recorded as debt discount and the excess of the face value of the embedded conversion feature liability and warrants of $1,918 was booked to debt discount amortization on July 2, 2012.

Pursuant to the terms of the Senior Convertible Notes, the Company opted to pay the first eleven monthly installment payments due prior to June 30, 2013 with shares of the Company’s common stock, with settlement of the final installment during July 2013. Upon final settlement, the Company had issued 163,641,547 shares of common stock, at a weighted average conversion price of $0.0774, for the twelve installment payments due under the notes, consisting of $12,000 principal and $680 of interest.

Interest expense on the Senior Convertible Notes was $21 and $242 for the three and nine months ended September 30, 2013, respectively, and the balance on the notes (net of debt discount) was $0 as of September 30, 2013 as follows:

	Convertible Note	Debt Discount	Net Total

Beginning Balance - December 31, 2012	$7,000	$(4,635)	$2,365
Installment Payments in Shares	(7,000)	-	(7,000)
Amortization	-	4,181	4,181
Write-off associated with convertible debt extinguishment	-	454	454
Ending Balance - September 30, 2013	$-	$-	$-

On July 17, 2013, the Company and each of the holders of the Senior Convertible Notes due on September 1, 2013, in the original aggregate principal amount of $12,000, agreed to cause all remaining principal and interest under the Senior Convertible Notes to be converted into an aggregate of 18,679,584 shares of the Company’s common stock in full satisfaction of the notes.  As a result of this conversion, the Senior Convertible Notes were paid off in full and are no longer outstanding as of the conversion date. As the final conversion occurred pursuant to terms that were not included in the original terms of the Senior Convertible Notes, the Company recorded a gain on extinguishment of debt in the amount of $91 which consisted of the write-off of unamortized debt discount, unamortized debt issuance costs, embedded conversion feature liabilities, and the difference between the reacquisition price of the shares issued and the contractual conversion price of the Senior Convertible Notes.

11.  Convertible Note and Embedded Conversion Feature Liability

On July 2, 2012, the Company entered into the July 2012 Private Placement for $12,000 in principal amount of senior convertible notes due on September 1, 2013 (see note 3).  The notes will be convertible at any time at the option of the holders, into shares of the Company’s common stock at a conversion price of $0.352 per share.  Pursuant to ASC 815-40, due to the anti-dilution provision of the convertible notes, the conversion feature of the convertible notes is not indexed to the Company’s owned stock and should be bifurcated and recognized as a derivative liability in the consolidated balance sheets and measured at fair value.  The notes bear interest at 8% per annum and are payable in twelve equal monthly installments of principal and interest beginning on October 1, 2012.

The embedded conversion feature liability and warrants issued in connection with the senior convertible notes were valued utilizing the Monte Carlo simulation and Black Sholes pricing model at $8,865 and $5,053, respectively, totaling $13,918 as of July 2, 2012.  $12,000 of this total was recorded as debt discount and the excess of the face value of the embedded conversion feature liability and warrants of $1,918 was booked to debt discount amortization on July 2, 2012.

Pursuant to the terms of the senior convertible note, the Company opted to pay the first five installment payments due prior to December 31, 2012 with shares of the Company’s common stock.  As of December 31, 2012, the Company issued 50,171,418 shares of common stock at a weighted average conversion price of $0.1095 for the first five installment payments prior to December 31, 2012 consisting of $5,000 principal and $440 of interest.

Interest expense on the convertible notes was $440 for the year ended December 31, 2012 and the Convertible Note (net of debt discount) was $2,365 as of December 31, 2012 as follows:

	Convertible Note	Debt Discount	Net Total

Beginning Balance - January 1, 2012	$-	$-	$-
Original valuation - July 2, 2012	12,000	(12,000)	-
Installment Payments in Shares	(5,000)	-	(5,000)
Amortization	-	7,365	7,365
Ending Balance - December 31, 2012	$7,000	$(4,635)	$2,365

As of December 31, 2012, the Company re-valued the embedded derivatives under the senior convertible note with the Monte Carlo simulation model under the following assumptions; (i) expected life of 0.67 years, (ii) volatility of 144%, (iii) risk-free interest rate of 0.13%, and (iv) dividend rate of 0.  As of December 31, 2012, the embedded derivative was valued at $3,934 and the variance of $4,931 was recorded as a non-cash gain in change in value of embedded conversion feature liability for the year ended December 31, 2012.  The embedded derivatives are classified as embedded conversion feature liability in the consolidated balance sheet as follows:

December 31, 2012

Beginning Balance - January 1, 2012	$-
Original valuation - July 2, 2012	8,865
Change in value of embedded conversion feature liability, gain	(4,931)
Ending Balance - December 31, 2012	$3,934